Expense Example	Jul. 31, 2026 USD ($)
Conservative Allocation Fund | Conservative Allocation Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	931
Conservative Allocation Fund | Conservative Allocation Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,226
CORE PLUS INCOME FUND SUMMARY | Core Plus Income Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	951
CORE PLUS INCOME FUND SUMMARY | Core Plus Income Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	608
Large Cap Equity Fund | Large Cap Equity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Large Cap Equity Fund | Large Cap Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
MULTI CAP EQUITY FUND SUMMARY | Multi Cap Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
MULTI CAP EQUITY FUND SUMMARY | Multi Cap Equity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Partners III Opportunity Fund | Partners III Opportunity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,159
SHORT DURATION INCOME FUND SUMMARY | Short Duration Income Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	1,041
SHORT DURATION INCOME FUND SUMMARY | Short Duration Income Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	618
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 615